Schedule I - Condensed Statement of Balance Sheets (Parent Company) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets [Abstract]
Cash and cash equivalents	$ 404,507	$ 92,348	$ 112,494	$ 67,598	$ 75,403
Other assets	21,260	8,129		1,692
Total assets	866,942	267,252		337,021
Liabilities:
Accounts payable and accrued expenses	18,320	30,671		19,826
Accrued salaries and benefits	10,852	3,978		3,792
Notes and securities payable, net of discounts and deferred issuance costs		424,752
Warrants payable	62,039	97,782		17,672
Total liabilities	278,007	432,698		377,811
Convertible Preferred stock (Series Seed A, A-1, B, C, and D), $0.0001 par value; 155,387,025 shares authorized as of December 31, 2020 and 2019; 139,444,346 shares; after reverse capitalization, issued and outstanding as of December 31, 2020 and 2019; aggregate liquidation preference of $470,256 as of December 31, 2020	0	447,747		447,747
Stockholders' equity
Additional paid-in capital	1,662,873	411,872
Accumulated deficit	(1,077,399)	(1,028,982)		(891,633)
Total stockholders' equity (deficit)	588,935	(613,193)	$ (508,941)	(488,537)	(502,574)
Total liabilities, convertible preferred stock and stockholders' equity	$ 866,942	267,252		337,021
Parent Company [Member]
Assets [Abstract]
Cash and cash equivalents		5,432		4,569	$ 36,033
Other assets		102		342
Intercompany interest receivable		4,958		3,750
Intercompany note receivable		40,000		40,000
Investments in consolidated subsidiaries		77,212		158,159
Total assets		127,704		206,820
Liabilities:
Accounts payable and accrued expenses		13,140		5,471
Accrued salaries and benefits		229		0
Intercompany payable		27,251		4,093
Notes and securities payable, net of discounts and deferred issuance costs		107,674		76,758
Derivative liabilities		44,810		138,561
Warrants payable		97,782		17,672
Total liabilities		290,886		242,555
Convertible Preferred stock (Series Seed A, A-1, B, C, and D), $0.0001 par value; 155,387,025 shares authorized as of December 31, 2020 and 2019; 139,444,346 shares; after reverse capitalization, issued and outstanding as of December 31, 2020 and 2019; aggregate liquidation preference of $470,256 as of December 31, 2020		447,747		447,747
Stockholders' equity
Common Stock, Value		9		9
Additional paid-in capital		411,843		403,041
Accumulated deficit		(1,022,781)		(886,532)
Total stockholders' equity (deficit)		(610,929)		(483,482)
Total liabilities, convertible preferred stock and stockholders' equity		$ 127,704		$ 206,820